Commitments and Contingencies - Schedule of Capital Commitments and Other Contractual Commitments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Bank Guarantees Related To Appeals On Income Tax And Indirect Tax Cases	$ 30.7	$ 34.3
Next twelve months	9.8	20.4
Year two	0.3	0.3
Year three		0.0
Thereafter	0.0	0.4
Total	$ 10.1	$ 21.1